Liquidity, Going Concern and Other Uncertainties	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
Liquidity, Going Concern and Other Uncertainties [Abstract]
Liquidity, Going Concern and Other Uncertainties
Note 2. Liquidity, Going Concern and Other Uncertainties
The Company is subject to a number of risks similar to those of early-stage companies, including dependence on key individuals and products, the difficulties inherent in the development of a commercial market, the need to obtain additional capital, competition from larger companies, and other technologies.
The Company has incurred losses each year since inception and has experienced negative cash flows from operations in each year since inception. As of January 31, 2023 and April 30, 2022, the Company had an accumulated deficit of $59.1 and $54.4 million, respectively. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.
In June 2022, the Company raised approximately $5.2 million in net proceeds from the completion of the initial public offering (the “IPO”) (see Note 5). In February 2023, the Company raised approximately $1.3 million from the exercise of Bridge Warrants (see Note 4 for definition of “Bridge Warrants” and Note 5 for more information regarding the Bridge Warrants). The Company’s forecasts and cashflow projections indicate that current resources would be insufficient to support operations significantly beyond the third calendar quarter of 2023. Additionally, the FDA can delay, limit or deny clearance of a medical device for many reasons outside the Company’s control which may involve substantial unforeseen costs.
Management’s plans include raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. Management can provide no assurance that such financing or strategic relationships will be available on acceptable terms, or at all, which would likely have a material adverse effect on the Company and its financial statements. Subsequent to the quarter ended January 31, 2023, in March 2023, the Company entered into a purchase agreement and a registration rights agreement with an institutional investor, providing for the sale, from time to time at the discretion of the Company, of up to $15.0 million of the Company’s Common Stock, over the thirty-six
(36) month term of the purchase agreement (the “Equity Line”). As of March 16, 2023, there have been no amounts drawn from the Equity Line.
The condensed unaudited financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period.
In March 2020, the World Health Organization declared a pandemic related to the coronavirus
(COVID-19)
outbreak, which led to a global health emergency and market disruptions. The full impact of
COVID-19
remains uncertain, and the related health crisis adversely affected and may continue to adversely affect the global economy. While the extent of these disruptions have eased, the risk continues as new variants are being discovered, which may continue to negatively impact the Company’s results of operations and liquidity.

Note 2—Liquidity, Going Concern, and Other Uncertainties
The Company is subject to a number of risks similar to those of early-stage companies, including dependence on key individuals and products, the difficulties inherent in the development of a commercial market, the need to obtain additional capital, competition from larger companies, and other technologies.
At April 30, 2022, the Company had an accumulated deficit of $54.4 million and stockholder’s deficit of $6.1 million. In addition, the Company has generated recurring losses and negative cash flows from operations since its inception and has a working capital deficiency. Based on these factors there is a substantial doubt regarding the Company’s ability to continue as a going concern.
In June 2022, the Company raised approximately $5.2 million in net proceeds from the completion of the initial public offering (the “IPO”) (see Note 6). The Company’s forecasts and cashflow projections indicate that current resources would be insufficient to support operations significantly beyond the second calendar quarter of 2023 and repay the $1M Notes as they fall due in September 2023 (see Note 4). Additionally, the FDA can delay, limit or deny clearance of a medical device for many reasons outside the Company’s control which may involve substantial unforeseen costs. A negative variance in the forecasts and cashflow projections would make the Company’s ability to continue as a going concern dependent on an additional capital fund raise.
The Company’s plans include raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. Management can provide no assurance that such financing or strategic relationships will be available on acceptable terms, or at all, which would likely have a material adverse effect on the Company and its financial statements.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period.
COVID-19
In March, 2020, the World Health Organization declared a pandemic related to the rapidly spreading coronavirus
(COVID-19)
outbreak, which led to a global health emergency. The full impact of
COVID-19
remains uncertain, and the related health crisis adversely affected and may continue to adversely affect the global economy. While the extent of these disruptions have reduced, they may continue to negatively impact the Company’s results of operations and liquidity.